NOTE 4 REVERSE TAKEOVER	12 Months Ended
Dec. 31, 2020
NOTE 4 REVERSE TAKEOVER
REVERSE TAKEOVER

4. REVERSE TAKEOVER

On April 23, 2018, S.M.A.A.R.T Holdings Inc (“SMAART”) completed the merger with Adira Energy Ltd. (“Adira”), pursuant to which SMAART amalgamated with 1149770 B.C. Ltd., a wholly-owned subsidiary of Adira, resulting in the indirect acquisition by SMAART of all of the issued and outstanding securities of Adira (the “Transaction”). This resulted in a reverse takeover of Adira by the shareholders of SMAART.

In connection with the Transaction completed on April 16, 2018, the Company changed its name from “Adira Energy Ltd.” to “Empower Clinics Inc.” and consolidated its existing common shares on the basis of one common share for each 6.726254 existing common shares of the Company.

At the time of the Transaction, Adira did not constitute a business as defined under IFRS 3; therefore, the Transaction was accounted for under IFRS 2, where the difference between the consideration given to acquire Adira and the net asset value of Adira was recorded in the consolidated statement of loss and comprehensive loss as a listing fee expense. As Empower Healthcare Corporation was deemed to be the acquirer for accounting purposes, these consolidated financial statements present the historical financial information of Adira up to the date of the Transaction.

Consideration	$
Consideration – shares	614,415
Legal and professional fees relating to the Transaction	365,871
Net liabilities acquired	328,522
Listing fee	1,308,808

Fair value of the net assets (liabilities) of Adira
Cash	13,000
Accounts payable and accrued liabilities	(341,522)
(328,522)

The fair value of 2,544,075 issued common shares of the Company was estimated using $0.24 (C$0.31) per share.